Acquisitions, Investments and Dispositions - Noncurrent Assets or disposal groups of GSF Telecom Holdings (Details) - GSF $ in Thousands, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 MXN ($)
Noncurrent Assets Or Disposal Groups Classified As Held For Sale
Sale consideration			$ 717.0	$ 10,632,393
Cash consideration received for the disposal of assets and liabilities			697.0	10,335,813
Amount held in Escrow for litigation costs	$ 11.9	$ 204,954	$ 20.0	$ 296,580